SCHEDULE OF INCOME TAX EXPENSE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Profit before income taxes	$ 244,179	$ 1,414,128	$ (25,675)
Tax at Hong Kong statutory tax rate of 16.5%	40,290	233,331	(4,236)
Tax effect on non-deductible expense	116,007
Tax effect on non-assessable income	(318)	(106)	(145)
Effect of two-tier tax rate	(21,144)	(21,167)
Tax reduction allowed by Hong Kong government	(384)	(192)
Change in valuation allowance		(60,563)	4,381
Total	$ 134,451	$ 151,303